Cover Page	Nov. 07, 2019
Entity Information [Line Items]
Entity Central Index Key	0001075415
Written Communications	false
Entity File Number	001-15319
Document Period End Date	Nov. 07, 2019
Document Type	8-K
Entity Registrant Name	SENIOR HOUSING PROPERTIES TRUST
Entity Tax Identification Number	04-3445278
Entity Incorporation, State or Country Code	MD
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, Address Line One	Two Newton Place, 255 Washington Street, Suite 300
Title of 12(b) Security	Common Shares of Beneficial Interest
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458-1634
City Area Code	617
Local Phone Number	796-8350
Entity Emerging Growth Company	false
Amendment Flag	false
Trading Symbol	SNH
Security Exchange Name	NASDAQ
Senior Notes Due 2046
Entity Information [Line Items]
Title of 12(b) Security	6.25% Senior Notes due 2046
Trading Symbol	SNHNL
Security Exchange Name	NASDAQ
Senior Notes Due 2042
Entity Information [Line Items]
Title of 12(b) Security	5.625% Senior Notes due 2042
Trading Symbol	SNHNI
Security Exchange Name	NASDAQ